SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Period which cash is restricted for a term deposit pledged for a short-term loan	12 months
Period which amount of future cash flows associated with certain third-party sales are expected to occur	12 months
Collection period for billed and unbilled receivables	1 year
Business tax rate of total revenues for certain types of contracts	5.00%
Minimum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage which significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee	20.00%
Percentage needed for uncertain income tax position to be sustained	50.00%
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage which significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee	50.00%
Cost of Revenues
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Government subsidies	$ 5,508	$ 2,948	$ 1,341
Other Operating Income
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Government subsidies	2,052	1,631	192
Time and Material Contracts | Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Contractual period for contracts	1 year
Fixed Price Contracts | Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Contractual period for contracts	1 year
Tradename
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Intangible assets not subject to amortization	$ 5,193	$ 2,393